Average Annual Total Returns		12 Months Ended	54 Months Ended
	Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024
Potomac Managed Volatility Fund | Bloomberg Global-Aggregate Total Return Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(2.81%)
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | S&P Target Risk Conservative Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.59%	3.27%
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | Potomac Managed Volatility Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.22%	2.31%
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | Potomac Managed Volatility Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.28%)	1.38%
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | Potomac Managed Volatility Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.72%	1.38%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.06%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | S&P Target Risk Moderate Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.97%	4.67%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | Potomac Tactical Rotation Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.18%	7.72%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | Potomac Tactical Rotation Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.98%	5.25%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | Potomac Tactical Rotation Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	4.91%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.06%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | S&P Target Risk Growth Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.73%	7.46%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | Potomac Tactical Opportunities Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	5.25%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | Potomac Tactical Opportunities Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.29%	3.20%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | Potomac Tactical Opportunities Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	3.16%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.06%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | S&P Target Risk Aggressive Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.50%	10.25%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | Potomac Defensive Bull Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.82%	17.62%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | Potomac Defensive Bull Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.17%	13.01%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | Potomac Defensive Bull Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.62%	11.84%
Performance Inception Date	Jul. 01, 2020